Trade and other receivables (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Trade and other receivables [Abstract]
Trade receivables	$ 276,433	$ 242,008
Tax receivables	43,032	50,901
Prepayments	30,527	5,150
Other accounts receivable	16,188	19,508
Trade and other receivables	$ 366,180	$ 317,568